NON-CONTROLLING INTERESTS - Summarized Statements of Financial Position (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Noncontrolling Interests
Current assets	$ 2,977	Rp 42,843	Rp 47,561
Non-current assets	11,339	163,057	150,624
Current liabilities	(3,221)	(46,322)	(45,376)
Non-current liabilities	(2,960)	(42,572)	(40,978)
TOTAL EQUITY	8,135	117,006	111,831	Rp 105,276	Rp 93,183
Equity holders of parent company	6,865	98,739	92,467
Non-controlling Interests	$ 1,270	18,267	19,364
Telkomsel
Noncontrolling Interests
Current assets		20,089	21,098
Non-current assets		62,130	64,499
Current liabilities		(20,775)	(23,031)
Non-current liabilities		(10,667)	(8,587)
TOTAL EQUITY		50,777	53,979
Equity holders of parent company		33,007	35,088
Non-controlling Interests		Rp 17,770	Rp 18,891